REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES
NOTE 20 - REVENUES:

The Company splits its revenues from contracts with customers in accordance with contracts for provision of R&D services and products as presented in the statement of comprehensive loss.

The Company is organized as one operating segment.

Main customers:

1.	Transactions with main customers:

The company has four main customers: MDA, for which revenues were reported as revenues from provision of development services, a confidential customer, for which revenues were reported as revenues from provision of development services, Telesat, for which revenues were reported as revenues from provision of development services and iDirect, for which revenues were reported as revenues from sale of products.

	For the year ended December 31,
	2023		2022		2021
	USD thousands	%	USD thousands	%	USD thousands	%
Jet Talk	-	-	-	-	3,116	14%
Airbus	188	2%	318	3%	3,256	15%
Telesat	4,250	40%	5,326	50%	8,400	39%
iDirect	2,605	24%	489	5%	2,074	10%
Trustcom	-	0%	1,108	10%	-	-
MDA	1,497	14%	1,907	18%	-	-
Confidential Customer	1,309	12%	1,162	11%	-	-

2.	Geographical areas:

The following table splits the Company’s revenues by main geographical areas:

	US & Canada			UK			Other			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Revenues	8,446	9,310	13,196	732	1,070	7,325	1,552	246	1,199	10,730	10,626	21,720